Financial Instruments and Risk Management - Foreign Currency Risk, Interest Rate Risk, and Commodity Price Risk (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan		CAD 212,138,000		CAD 187,954,000
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis increase or decrease in risk variable		0.01
Sensitivity analysis impact on net income (loss) before income taxes		12,400,000
Currency risk | U.S. dollar denominated, liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated monetary assets and liabilities | $	$ 1,294,615		$ 1,197,732
Currency risk | U.S. dollar denominated, assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
U.S. dollar denominated monetary assets and liabilities | $	$ 51,665		$ 66,950
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on net income (loss) before income taxes		CAD 2,100,000
Sensitivity analysis percent change in risk variable	100.00%	100.00%
Commodity price risk | Oil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percent increase in risk variable	100.00%	100.00%
Sensitivity analysis, increase in variable, (increase) decrease in unrealized loss		CAD (11,900,000)
Commodity price risk | Natural Gas
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis percent increase in risk variable	25.00%	25.00%
Sensitivity analysis, increase in variable, (increase) decrease in unrealized loss		CAD (1,600,000)
Liquidity risk | Cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Bank loan		CAD 213,376,000